SCHEDULE OF EX-DIRECTOR’S AWARDS (Details) - $ / shares		9 Months Ended	12 Months Ended
	Nov. 08, 2021	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share option, Granted	236,111
Stockoptions [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share option, Outstanding		129,684	129,684
Weighted average exercise price, Outstanding		$ 97.35	$ 97.35
Share option, Granted				129,684
Weighted average exercise price, Granted				$ 97.35
Share option, Exercised
Weighted average exercise price, Exercised
Share option, Expired
Weighted average exercise price, Expired
Share option, Outstanding			129,684	129,684
Weighted average exercise price, Outstanding			$ 97.35	$ 97.35
Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share option, Outstanding		129,684	129,684
Weighted average exercise price, Outstanding		$ 97.35	$ 97.35
Weighted average remaining contractual life (in years), Granted				10 years
Weighted average remaining contractual life (in years), Outstanding, Ending balance			8 years 3 months	9 years 3 months
Share option, Outstanding		129,684	129,684	129,684
Weighted average exercise price, Outstanding		$ 97.35	$ 97.35	$ 97.35
Directors Stock Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share option, Outstanding				21,732
Weighted average exercise price, Outstanding				$ 114.75
Share option, Granted
Share option, Outstanding					21,732
Weighted average exercise price, Outstanding					$ 114.75
Weighted average remaining contractual life, Unvested					11 months 1 day
Weighted average exercise price, Issued
Stock awards, Vested				(21,732)
Weighted average exercise price, Vested				$ 114.75
Stock awards, Cancelled
Weighted average exercise price, Cancelled
Stock awards, Vested				21,732